Subsequent Events	6 Months Ended	12 Months Ended
	Jan. 31, 2016	Jul. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
7.	Subsequent Events

During February 2016, Opiant elected to further extend the period of time during which the Company could evaluate Aegis’ Technology until August 11, 2016. The Company paid Aegis $75,000 and issued 10,746 shares of the Company’s common stock.

On March 7, 2016, Opiant announced the receipt of a $2.5 million milestone payment from Adapt Pharma Operations Limited. This milestone payment was triggered by the first commercial sale of NARCAN® (naloxone hydrochloride) Nasal Spray in the U.S.

On March 8, 2016, 3,582 shares were issued to a consultant and the issuance of such shares was triggered by the first commercial sale of NARCAN® Nasal Spray by Adapt Pharma Operations Limited in the U.S.

On February 1, 2016, 5,500 shares were issued to a consultant for consulting services.

On March 21 2016, the Company issued 9,000 shares of common stock in exchange for services rendered.

On March 25, 2016, the Company issued 15,715 shares of common stock as a result of the exercise of cashless options.

On April 26, 2016 (the “Amendment Date”), the Company and Aegis entered into the Amended and Restated Material Transfer, Option and Research License Agreement (the “Restated License Agreement”) which amends and restates in its entirety the Material Transfer, Option and Research License Agreement, dated as of December 1, 2014, by and between the Company and Aegis (the “Initial License Agreement”). Under the Restated License Agreement, the Company has been granted an exclusive royalty-free research license, for a period of time (the “Compound Research Period”) to Aegis’ proprietary delivery enhancement and stabilization agents, including, but not limited to, Aegis’ ProTek® and Intravail® technologies (collectively, the “Technology”) to enable the Company to conduct a feasibility study of opioid antagonists when used with the Technology (the “Study”) and evaluate the Company’s interest in licensing the Technology through use of the Compound in additional studies.

The Company agreed to pay Aegis (i) an aggregate of $300,000, of which the Company may elect to pay up to 50% by issuing Company common stock, par value $0.001 per share (“Common Stock”), to Aegis, with the number of shares to be issued equal to 75% of the average closing price of the Company’s Common Stock over the 20 trading days preceding the date of payment as consideration for extending the Compound Research Period pursuant to two separate extension payments of $150,000 each, and (ii) 50,000 shares of Common Stock as partial consideration for entering into the Restated License Agreement. The Company exercised such extensions through payment of the first and second extension fees prior to October 13, 2015 and prior to February 13, 2016, respectively. The Restated License Agreement shall expire on the earlier of (i) the expiration of the “Opiant Negotiation Periods” (as defined in the Restated License Agreement) and (ii) on 30 days prior written notice by the Company; provided, however, that Aegis shall have the right to terminate the license granted in the event the Company does not pursue commercially reasonable efforts to exploit a “Product” (as defined below).

On April 26, 2016, the Company issued 50,000 shares of common stock in exchange for services rendered. The shares issued in this transaction were valued at market and amounted to $432,500.

On April 29, 2016, the Company received $105,097 in royalty payments due from Adapt Pharma Operations Limited from commercial sales of NARCAN® (naloxone hydrochloride) Nasal Spray in the U.S during the first quarter of Adapt Pharma Operations Limited’s fiscal year.

9.	Subsequent Events

a)
On September 22, 2015, Opiant received a $1,600,000 commitment from a foundation, from which the Company has the right to make capital calls, for the research, development, any other activities connected to the Company’s opioid antagonist treatments for addictions and related disorders that materially rely on certain studies funded by the foundation’s investment, certain operating expenses, and any other purpose consistent with the goals of the foundation. In exchange for funds invested by the foundation the Company agreed to provide the foundation with pro-rata share up to a 2.1333% interest in the Net Profit as related to the Company’s opioid antagonist treatments for addictions and related disorders that materially rely on certain studies funded by the foundation’s investment. Net profit is defined as any pre-tax revenue received by the Company that was derived from the sale of the products less any and all expenses incurred by and payments made by the Company in connection with the products, including but not limited to an allocation of Company overhead. The foundation also has rights with respect to its up to 2.1333% interest if the products are sold or the Company is sold. Additionally, the Company may buyback interests from the foundation within two and one half years or after two and a half years of the initial investment at a price of two times or three and a half times, respectively, the relevant investment amount represented by the interests to be bought back. If a product is not introduced to the market within 36 months the foundation will have a 60 day option to receive shares of the Company’s common stock in lieu of the interest in the product at a rate of one-tenth of a share for every dollar of its investment. On October 6, 2015, the Company received $618,000 from the foundation in exchange for a 0.824% interest in the Company’s products covered by the commitment agreement.  The Company will defer recording revenue until such time as the option expires or milestones are achieved that eliminate the investor’s right to exercise the option. Upon expiration of the exercise option, the deliverables of the arrangement will be reviewed and evaluated under ASC 605. In the event the investor chooses to convert interests into shares of common stock, that transaction will be accounted for similar to a sale of shares of common stock for cash.

b)
During September 2015 and October 2015, the Company received loans from each of its three executive officers, all of who are directors, totaling $151,191. The loans bear interest at 6% per annum until January 31, 2016. After January 31, 2016, a penalty of 4% shall be added such that the loans bear interest at 10% per annum. The loans are unsecured and are due on January 31, 2016 unless the Company receives specified funding. If the Company receives the specified funding the loans become due 10 business days after the funding. If the loans are not repaid by January 31, 2016, the maturity date of the loans shall be changed to May 31, 2016.

c)
On September 1, 2015, Opiant entered into an agreement with a consultant with significant regulatory experience that contributed to the progression of the Company’s opioid overdose reversal treatment through the providing of significant strategic advice and other value-add. The agreement provides for payment of $50,000 and 10,000 shares of common stock to the consultant. In addition, the consultant may receive other cash amounts including payments of up to $535,000 upon the Company’s receipt of certain milestone payments pursuant to the agreement with Adapt Pharma Operations Limited. The agreement also provides that the consultant is entitled to 1.0% of the net profit, as defined in the agreement that the Company receives from Adapt Pharma Operations Limited with respect to the treatment, excluding certain amounts received by the Company from Adapt Pharma Operations Limited. So long as the consultant continues to provide services to the Company pursuant to the agreement, the consultant is entitled to 0.5% of the net profit, as defined in the agreement, that the Company receives from Adapt Pharma Operations Limited with respect to the treatment, excluding certain amounts received by the Company from Adapt Pharma Operations Limited, and other cash compensation. Subsequent to July 31, 2015, the Company issued 10,000 shares to the consultant.

d)
On October 6, 2015, the Company entered into an amendment to an agreement to use certain technology owned by Aegis Therapeutics, LLC. This amendment had an effective date of May 19, 2015 and allowed the Company to evaluate Aegis’ Technology until August 17, 2015. The amendment also provided an opportunity for the Company to elect to further extend the period of time during which the Company could evaluate Aegis’ Technology until February 13, 2016. In exchange for electing to further extend this period of time, the Company paid Aegis $75,000 and issued 13,697 shares of the Company’s common stock.